ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES

7.    ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivables	5,692,976,209	5,584,548,167
Allowance for doubtful accounts	(256,605,518)	(318,197,517)
Accounts receivable, net	5,436,370,691	5,266,350,650

As of December 31, 2018 and 2019, accounts receivable with net book value of RMB385,443,577 and RMB1,200,492,957 were pledged as collateral for the Group’s borrowings (note 19).

Movement of allowance of doubtful accounts

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
At beginning of year	376,574,061	264,656,904	256,605,518
Addition	147,474,390	149,029,546	166,432,303
Reversal	(259,391,547)	(157,080,932)	(104,840,304)
At end of year	264,656,904	256,605,518	318,197,517

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.